TRANSFERS OF FINANCIAL ASSETS (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Securitisations [member] | The Group [member]
TRANSFERS OF FINANCIAL ASSETS (Details) [Line Items]
Excluded Securitisation Notes Held By The Group	£ 31,396	£ 31,647